QUARTERLY REPORT
                                 AUGUST 31, 1999

                                [GRAPHIC OMITTED]

Mercury
Pan-European
Growth
Fund OF MERCURY ASSET
     MANAGEMENT FUNDS, INC.

                                                       ----------------
                                                       MERCURY
                                                       ASSET MANAGEMENT
                                                       ----------------

MERCURY MASTER
PAN-EUROPEAN GROWTH PORTFOLIO

INDUSTRY WEIGHTINGS RELATIVE TO THE MSCI EUROPE INDEX
===========================================================================================================

As of August 31, 1999                  Portfolio Allocation     Index Allocation     Portfolio Versus Index
-----------------------------------------------------------------------------------------------------------
CAPITAL EQUIPMENT
Aerospace & Military Technology                0.4%                   0.5%                   -0.1%
Construction & Housing                         1.2                    0.7                    +0.5
Data Processing & Reproduction                 0.0                    0.0                     0.0
Electrical & Electronics                       7.4                    5.2                    +2.2
Electronic Components & Instruments            0.0                    0.5                    -0.5
Energy Equipment & Services                    0.0                    0.1                    -0.1
Industrial Components                          0.0                    0.6                    -0.6
Machinery & Engineering                        2.4                    1.1                    +1.3
-----------------------------------------------------------------------------------------------------------
Total Capital Equipment                       11.4                    8.7                    +2.7
-----------------------------------------------------------------------------------------------------------
CONSUMER GOODS
Appliances & Household Durables                0.6                    0.7                    -0.1
Automobiles                                    0.9                    2.8                    -1.9
Beverages & Tobacco                            1.8                    1.9                    -0.1
Food & Household Products                      4.1                    3.5                    +0.6
Health & Personal Care                         8.5                   10.9                    -2.4
Recreation & Other Consumer Goods              0.0                    0.9                    -0.9
Textiles & Apparel                             0.0                    0.1                    -0.1
-----------------------------------------------------------------------------------------------------------
Total Consumer Goods                          15.9                   20.8                    -4.9
-----------------------------------------------------------------------------------------------------------
ENERGY
Energy Sources                                 8.4                    8.7                    -0.3
Utilities--Electric & Gas                      3.0                    4.4                    -1.4
-----------------------------------------------------------------------------------------------------------
Total Energy                                  11.4                   13.1                    -1.7
-----------------------------------------------------------------------------------------------------------
FINANCE
Banking                                       13.6                   15.3                    -1.7
Financial Services                             0.0                    1.3                    -1.3
Insurance                                      7.2                    8.2                    -1.0
Real Estate                                    0.0                    0.6                    -0.6
-----------------------------------------------------------------------------------------------------------
Total Finance                                 20.8                   25.4                    -4.6
-----------------------------------------------------------------------------------------------------------
MATERIALS
Building Materials & Components                0.2                    1.6                    -1.4
Chemicals                                      4.2                    2.0                    +2.2
Forest Products & Paper                        0.0                    0.4                    -0.4
Metals/Non Ferrous                             0.8                    0.4                    +0.4
Metals--Steel                                  0.6                    0.5                    +0.1
Miscellaneous Materials & Commodities          0.0                    0.2                    -0.2
-----------------------------------------------------------------------------------------------------------
Total Materials                                5.8                    5.1                    +0.7
-----------------------------------------------------------------------------------------------------------
MULTI-INDUSTRY
Multi-Industry                                 0.6                    0.9                    -0.3
-----------------------------------------------------------------------------------------------------------
Total Multi-Industry                           0.6                    0.9                    -0.3
-----------------------------------------------------------------------------------------------------------
SERVICES
Broadcasting & Publishing                      3.8                    1.5                    +2.3
Business/Public Services                       7.8                    4.9                    +2.9
Leisure/Tourism                                2.1                    1.3                    +0.8
Merchandising                                  7.7                    4.7                    +3.0
Telecommunications                            12.0                   12.3                    -0.3
Transportation--Airlines                       0.0                    0.5                    -0.5
Transportation--Road & Rail                    0.0                    0.1                    -0.1
Transportation--Shipping                       0.0                    0.6                    -0.6
Wholesale & International Trade                0.0                    0.1                    -0.1
-----------------------------------------------------------------------------------------------------------
Total Services                                33.4                   26.0                    +7.4
-----------------------------------------------------------------------------------------------------------
CASH/CASH EQUIVALENT                           0.7                    0.0                    +0.7
-----------------------------------------------------------------------------------------------------------
TOTAL                                        100.0%                 100.0%
-----------------------------------------------------------------------------------------------------------

+     Amount is less than 0.1%.


               August 31, 1999  (1)  Mercury Pan-European Growth Fund

DEAR SHAREHOLDER

For the three months ended August 31, 1999, Mercury Pan-European Growth Fund's Class I, Class A, Class B and Class C Shares had total returns of +4.17%, +4.08%, +3.90% and +3.90%, respectively. This compares with the total return of +3.67% for the unmanaged Morgan Stanley Capital International (MSCI) Europe Index for the same three-month period. (Investment results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 4 and 5 of this report to shareholders.)

Investment Environment

European markets were volatile during most of the three-month period but finished the quarter on a positive note. There were some encouraging signs that economic activity was picking up across Europe. However, there was concern that higher interest rates in the United States would negatively impact the outlook for markets globally.

There was further evidence of a recovery in Eurozone growth with domestic demand benefiting from easier credit conditions and less-restrictive fiscal policy. Meanwhile, exports were boosted by a recovery in global (particularly Asian) growth and a weak euro. There were clear signs that business confidence continued to improve in Germany and France. At the same time, consumer confidence, which improved last year, continued to hold up well and was supported by improving employment trends. Additionally, the outlook for inflation remained benign. The main reason for the recovery in the euro was the improvement in Europe's economic outlook. The currency started the August quarter at (euro)1.03 to the US dollar. After reaching a low of (euro)1.01 relative to the US dollar, the euro bounced sharply to above (euro)1.07. However, by August 31, 1999 it had fallen back against a background of rising US interest rates.

During the August quarter, the best performing markets came from Scandinavian countries. Finland was driven by an exceptionally strong performance by Nokia Oyj. Sweden, Norway and Denmark also all recorded returns of over 5%. The worst performing markets were Italy along with Spain and Portugal. The Italian economy continued to lag the rest of Europe, while weakness in utilities and the banking sector held back both the Spanish and Portuguese markets.

In sector terms, rotation tended to favor the more value-oriented sectors such as materials. The oil sector also outperformed against a background of rising oil prices. Growth sectors such as consumer goods and services underperformed. The insurance sector recovered toward the end of the quarter after a period of weakness driven by higher bond yields.

Corporate activity continued to support the market with a number of large transactions announced. During the August quarter, Total Fina SA bid for Elf Aquitaine SA. Then a counter bid was made by Elf for Total. The merged company will be the fourth-largest oil company in the world and should offer substantial opportunities for cost cutting. Meanwhile, a three-way merger was announced between Alusuisse, Pechiney SA and


               August 31, 1999  (2)  Mercury Pan-European Growth Fund

Alcan in the aluminum sector, and Deutsche Telekom AG acquired the UK mobile telephone operator, One2One. There was also activity in the retail sector in France where Carrefour SA and Promodes announced their intention to merge, thereby creating the world's second-largest retailer.

Portfolio Activity

During the August quarter, the Portfolio remained fully invested. We increased our exposure to the oil sector because we believed that oil prices would remain well supported in the near term. We also added selectively to companies in the capital goods sector. After a period of strong performance, we took some profits in services and mobile telephone stocks. Toward the end of the period, we made some selective purchases of media stocks.

Investment Outlook

We believe that the months ahead should continue to reflect the recovery in economic activity across the Eurozone. In turn, we anticipate that this should be supportive for the euro. Corporate activity is expected to continue although it is likely to slow down ahead of the end of the year because of concerns about Year 2000. We believe this is likely to be a temporary phenomenon and would expect corporate activity to resume early next year. With unemployment still at relatively high levels, it would seem that there is limited upward pressure on interest rates in Europe, and the long-term restructuring picture remains firmly in place.

In Conclusion

We thank you for your investment in Mercury Pan-European Growth Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Jeffrey Peek                        /s/ Andreas E.F. Utermann

Jeffrey Peek                            Andreas E.F. Utermann
President                               Portfolio Manager

September 30, 1999


                August 31, 1999  (3)  Mercury Pan-European Growth Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


               August 31, 1999  (4)  Mercury Pan-European Growth Fund

FUND PERFORMANCE DATA (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN
================================================================================
                                                  % Return             % Return
                                                Without Sales         With Sales
Class I Shares*                                     Charge             Charge**
--------------------------------------------------------------------------------
Inception (10/30/98)
through 6/30/99                                     +5.80%              +0.25%
--------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

================================================================================
                                                  % Return             % Return
                                                Without Sales         With Sales
Class A Shares*                                     Charge             Charge**
--------------------------------------------------------------------------------
Inception (10/30/98)
through 6/30/99                                     +5.60%              +0.06%
--------------------------------------------------------------------------------
 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                  % Return             % Return
                                                   Without               With
Class B Shares*                                      CDSC               CDSC**
--------------------------------------------------------------------------------
Inception (10/30/98)
through 6/30/99                                     +5.00%              +1.00%
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**    Assuming payment of applicable contingent deferred sales charge.

                                                  % Return             % Return
                                                   Without               With
Class C Shares*                                      CDSC               CDSC**
--------------------------------------------------------------------------------
Inception (10/30/98)
through 6/30/99                                     +5.00%              +4.00%
--------------------------------------------------------------------------------
 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**    Assuming payment of applicable contingent deferred sales charge.

RECENT PERFORMANCE RESULTS*
================================================================================

                                                   3 Month       Since Inception
                                                 Total Return      Total Return
--------------------------------------------------------------------------------
Class I                                              +4.17%           +7.40%
--------------------------------------------------------------------------------
Class A                                              +4.08            +7.20
--------------------------------------------------------------------------------
Class B                                              +3.90            +6.50
--------------------------------------------------------------------------------
Class C                                              +3.90            +6.50
--------------------------------------------------------------------------------
* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 10/30/98.


               August 31, 1999  (5)  Mercury Pan-European Growth Fund

SCHEDULE OF INVESTMENTS

MERCURY MASTER PAN-EUROPEAN GROWTH PORTFOLIO
================================================================================================================

                                                                                   In US Dollars
                                                                   ---------------------------------------------
                                                                                                      Percent of
           Shares Held               Investments                      Cost                Value       Net Assets
----------------------------------------------------------------------------------------------------------------
Aerospace & Military Technology

France        99,149                 Aerospatiale Matra            $  2,195,743       $  2,229,505        0.4%
----------------------------------------------------------------------------------------------------------------
                                     Total Investments in
                                     Aerospace &
                                     Military Technology              2,195,743          2,229,505        0.4
----------------------------------------------------------------------------------------------------------------
Appliances & Household Durables

Sweden       160,000                 Electrolux AB 'B'                2,568,456          3,221,346        0.6
----------------------------------------------------------------------------------------------------------------
                                     Total Investments in
                                     Appliances &
                                     Household Durables               2,568,456          3,221,346        0.6
----------------------------------------------------------------------------------------------------------------
Automobiles

Germany       64,000                 DaimlerChrysler AG               5,337,046          4,824,127        0.9
----------------------------------------------------------------------------------------------------------------
                                     Total Investments in
                                     Automobiles                      5,337,046          4,824,127        0.9
----------------------------------------------------------------------------------------------------------------
Banking

France        23,160                 Compagnie Financiere
                                     de Paribas (CFP)                 2,725,124          2,698,829        0.5
              24,997                 Societe Generale 'A'             4,049,399          4,889,943        0.9
                                                                   ---------------------------------------------
                                                                      6,774,523          7,588,772        1.4
----------------------------------------------------------------------------------------------------------------
Germany       60,000                 Deutsche Bank AG
                                     (Registered Shares)              3,725,143          4,098,227        0.7
              75,000                 HypoVereinsbank                  5,765,854          4,441,858        0.8
                                                                   ---------------------------------------------
                                                                      9,490,997          8,540,085        1.5
----------------------------------------------------------------------------------------------------------------
Ireland      252,868                 Allied Irish Banks PLC           4,730,463          3,264,832        0.6
----------------------------------------------------------------------------------------------------------------
Italy      1,150,000                 Banca Intesa SpA                 6,110,980          4,856,220        0.9
             900,000                 Unicredito Italiano SpA          4,758,648          4,152,068        0.8
                                                                   ---------------------------------------------
                                                                     10,869,628          9,008,288        1.7
----------------------------------------------------------------------------------------------------------------
Spain        600,000                 Banco Santander Central
                                     Hispano, SA                      5,790,593          6,023,824        1.1
----------------------------------------------------------------------------------------------------------------
Sweden       860,000                 Nordbanken Holding AB            5,039,028          4,850,212        0.9
----------------------------------------------------------------------------------------------------------------
Switzerland  130,000                 Safra Republic Holdings, SA      6,672,642          8,965,813        1.6
              32,000                 UBS AG (Registered Shares)       9,779,395          9,028,511        1.6
                                                                   ---------------------------------------------
                                                                     16,452,037         17,994,324        3.2
----------------------------------------------------------------------------------------------------------------
United       170,000                 Barclays PLC                     3,680,708          5,053,071        0.9
Kingdom      465,000                 HSBC Holdings PLC                4,574,253          5,749,054        1.0
             535,000                 Lloyds TSB Group PLC             6,827,638          7,396,725        1.3
                                                                   ---------------------------------------------
                                                                     15,082,599         18,198,850        3.2
----------------------------------------------------------------------------------------------------------------
                                     Total Investments in Banking    74,229,868         75,469,187       13.6
----------------------------------------------------------------------------------------------------------------


                August 31, 1999  (6)   Mercury Pan-European Growth Fund

                                                                                      In US Dollars
                                                                   -----------------------------------------------
                                                                                                        Percent of
          Shares Held                  Investments                      Cost                Value       Net Assets
------------------------------------------------------------------------------------------------------------------
Beverages & Tobacco

France        12,000                   LVMH (Louis Vuitton
                                       Moet Hennessy)              $  2,216,278          $ 3,649,766        0.7%
              14,000                   LVMH (Louis Vuitton Moet
                                       Hennessy) (Rights) (a)                 0              421,963        0.1
                                                                   -----------------------------------------------
                                                                      2,216,278            4,071,729        0.8
------------------------------------------------------------------------------------------------------------------
United       565,000                   Diageo PLC                     6,012,382            5,719,049        1.0
Kingdom
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in
                                       Beverages & Tobacco            8,228,660            9,790,778        1.8
------------------------------------------------------------------------------------------------------------------
Broadcasting & Publishing

Belgium       60,500                   Compagnie Luxembourgeoise
                                       pour l'Audio-Visuel et la
                                       Finance (Audiofina)            2,606,400            2,938,652        0.5
------------------------------------------------------------------------------------------------------------------
Italy      2,380,000                   Seat Pagine Gialle SpA         2,922,031            3,278,899        0.6
------------------------------------------------------------------------------------------------------------------
Netherlands  158,210                   Wolters Kluwer NV 'A'          7,287,379            5,879,185        1.1
------------------------------------------------------------------------------------------------------------------
United       400,000                   Carlton Communications PLC     3,369,614            3,030,236        0.6
Kingdom      940,000                   Reed International PLC         7,577,430            6,248,858        1.1
                                                                   -----------------------------------------------
                                                                     10,947,044            9,279,094        1.7
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in
                                       Broadcasting & Publishing     23,762,854           21,375,830        3.9
------------------------------------------------------------------------------------------------------------------
Building Materials & Components

Belgium       12,292                   Cimenteries CBR
                                       Cementbedrijven                1,171,856            1,117,291        0.2
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in
                                       Building Materials &
                                       Components                     1,171,856            1,117,291        0.2
------------------------------------------------------------------------------------------------------------------
Business/Public Services

Austria      100,000                   Flughafen Wien AG              4,735,966            3,953,596        0.7
------------------------------------------------------------------------------------------------------------------
France        20,000                   Cap Gemini SA                  3,136,474            3,431,025        0.6
             165,000                   Vivendi                       12,053,376           12,733,326        2.3
                                                                   -----------------------------------------------
                                                                     15,189,850           16,164,351        2.9
------------------------------------------------------------------------------------------------------------------
Germany        9,500                   SAP AG (Systeme,
                                       Anwendungen, Produkte in
                                       der Datenverarbeitung)         3,671,161            3,329,678        0.6
------------------------------------------------------------------------------------------------------------------
Spain        283,500                   Autopistas, Concesionaria
                                       Espanola SA                    4,013,271            3,169,491        0.6
------------------------------------------------------------------------------------------------------------------
Switzerland    4,759                   Adecco SA (Registered Shares)  1,987,774            2,622,601        0.5
------------------------------------------------------------------------------------------------------------------
United       300,000                   BAA PLC                        3,412,894            3,133,065        0.6
Kingdom


                August 31, 1999  (7)  Mercury Pan-European Growth Fund

                                                                                        In US Dollars
                                                                   -----------------------------------------------
                                                                                                        Percent of
           Shares Held                 Investments                      Cost                Value       Net Assets
------------------------------------------------------------------------------------------------------------------
Business/Public Services (concluded)

United        515,000                  Compass Group PLC           $  5,184,845         $  4,807,487        0.9%
Kingdom       535,000                  Hays PLC                       4,160,358            5,694,747        1.0
(concluded)                                                        -----------------------------------------------
                                                                     12,758,097           13,635,299        2.5
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in
                                       Business/Public Services      42,356,119           42,875,016        7.8
------------------------------------------------------------------------------------------------------------------
Chemicals

Germany       368,000                  Bayer AG                      15,316,330           15,986,676        2.9
               45,000                  Henkel KGaA                    3,630,986            2,798,133        0.5
                                                                   -----------------------------------------------
                                                                     18,947,316           18,784,809        3.4
------------------------------------------------------------------------------------------------------------------
Netherlands    90,000                  Akzo Nobel NV                  3,418,619            4,185,323        0.8
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in
                                       Chemicals                     22,365,935           22,970,132        4.2
------------------------------------------------------------------------------------------------------------------
Construction & Housing

France         60,000                  Societe Generale
                                       d'Entreprises SA               2,771,745            2,977,707        0.5
------------------------------------------------------------------------------------------------------------------
Germany        85,947                  Hochtief AG                    3,227,732            3,729,178        0.7
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in
                                       Construction & Housing         5,999,477            6,706,885        1.2
------------------------------------------------------------------------------------------------------------------
Electrical & Electronics

Finland       125,000                  Nokia Oyj                      7,913,593           10,425,038        1.9
------------------------------------------------------------------------------------------------------------------
France         30,000                  Atos SA                        3,103,157            3,417,301        0.6
------------------------------------------------------------------------------------------------------------------
Germany       158,500                  Siemens AG                     9,772,973           13,319,345        2.4
------------------------------------------------------------------------------------------------------------------
Netherlands    54,000                  Koninklijke (Royal)
                                       Philips Electronics NV         3,840,413            5,561,111        1.0
------------------------------------------------------------------------------------------------------------------
Sweden        260,000                  Telefonaktiebolaget
                                       LM Ericsson 'B'                6,101,397            8,388,114        1.5
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in
                                       Electrical & Electronics      30,731,533           41,110,909        7.4
------------------------------------------------------------------------------------------------------------------
Energy Sources

France         38,000                  Elf Aquitaine SA               5,084,319            6,659,356        1.2
               66,000                  Total Fina SA 'B'              7,672,796            8,500,496        1.5
                                                                   -----------------------------------------------
                                                                     12,757,115           15,159,852        2.7
------------------------------------------------------------------------------------------------------------------
Italy          60,000                  ENI SpA                          356,419              360,416        0.1
------------------------------------------------------------------------------------------------------------------
United        970,000                  BP Amoco PLC                  14,841,337           18,000,671        3.3
Kingdom     1,580,000                  Shell Transport &
                                       Trading Company               10,006,267           12,591,387        2.3
                                                                   -----------------------------------------------
                                                                     24,847,604           30,592,058        5.6
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in
                                       Energy Sources                37,961,138           46,112,326        8.4
------------------------------------------------------------------------------------------------------------------


               August 31, 1999  (8)  Mercury Pan-European Growth Fund

                                                                                     In US Dollars
                                                                   -----------------------------------------------
                                                                                                        Percent of
           Shares Held                 Investments                      Cost                Value       Net Assets
------------------------------------------------------------------------------------------------------------------
Food & Household Products

Netherlands   142,000                  Koninklijke Numico NV       $  6,248,855         $  5,831,476        1.0%
------------------------------------------------------------------------------------------------------------------
Switzerland     3,600                  Nestle SA
                                       (Registered Shares)            7,638,425            7,104,013        1.3
------------------------------------------------------------------------------------------------------------------
United        695,000                  Cadbury Schweppes PLC          5,316,685            4,385,668        0.8
Kingdom       535,000                  Unilever PLC                   6,108,003            5,045,761        0.9
                                                                   -----------------------------------------------
                                                                     11,424,688            9,431,429        1.7
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in
                                       Food & Household Products     25,311,968           22,366,918        4.0
------------------------------------------------------------------------------------------------------------------
Health & Personal Care

Switzerland     9,700                  Novartis AG
                                       (Registered Shares)           18,270,814           13,955,913        2.5
                  850                  Roche Holding AG              10,048,819            9,828,405        1.8
                                                                   -----------------------------------------------
                                                                     28,319,633           23,784,318        4.3
------------------------------------------------------------------------------------------------------------------
United        133,000                  AstraZeneca Group PLC          5,509,349            5,278,170        0.9
Kingdom       415,000                  Glaxo Wellcome PLC            12,858,602           10,908,529        2.0
              505,000                  SmithKline Beecham PLC         6,296,725            6,576,263        1.2
                                                                   -----------------------------------------------
                                                                     24,664,676           22,762,962        4.1
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in
                                       Health & Personal Care        52,984,309           46,547,280        8.4
------------------------------------------------------------------------------------------------------------------
Insurance

Belgium       232,000                  Fortis 'B'                     8,337,039            7,959,978        1.4
------------------------------------------------------------------------------------------------------------------
France         57,000                  Axa                            6,986,244            7,088,603        1.3
------------------------------------------------------------------------------------------------------------------
Germany        17,500                  Allianz AG
                                       (Registered Shares)            5,856,066            4,605,755        0.8
------------------------------------------------------------------------------------------------------------------
Italy          94,000                  Assicurazioni Generali         3,575,864            3,170,584        0.6
------------------------------------------------------------------------------------------------------------------
Netherlands   163,000                  ING Groep NV                   8,936,987            8,930,905        1.6
------------------------------------------------------------------------------------------------------------------
United        271,000                  Allied Zurich PLC              3,588,309            3,311,336        0.6
Kingdom       575,000                  Royal & Sun Alliance
                                       Insurance Group PLC            5,541,232            4,785,556        0.9
                                                                   -----------------------------------------------
                                                                      9,129,541            8,096,892        1.5
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in
                                       Insurance                     42,821,741           39,852,717        7.2
------------------------------------------------------------------------------------------------------------------
Leisure/Tourism

France         40,000                  Accor SA                       8,441,645            9,619,538        1.8
------------------------------------------------------------------------------------------------------------------
United      1,150,000                  Thomson Travel Group PLC       2,716,859            2,443,590        0.4
Kingdom
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in
                                       Leisure/Tourism               11,158,504           12,063,128        2.2
------------------------------------------------------------------------------------------------------------------


               August 31, 1999  (9)  Mercury Pan-European Growth Fund

                                                                                     In US Dollars
                                                                   -----------------------------------------------
                                                                                                        Percent of
           Shares Held                 Investments                      Cost                Value       Net Assets
------------------------------------------------------------------------------------------------------------------
Machinery & Engineering

France         52,000                  Sidel SA                    $  5,070,815         $  5,747,653        1.0%
------------------------------------------------------------------------------------------------------------------
Sweden        140,063                  Atlas Copco AB 'A'             3,174,771            4,043,056        0.7
------------------------------------------------------------------------------------------------------------------
Switzerland    36,000                  ABB Ltd.                       3,438,548            3,670,803        0.7
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in
                                       Machinery & Engineering       11,684,134           13,461,512        2.4
------------------------------------------------------------------------------------------------------------------
Merchandising

Belgium       107,500                  Delhaize "Le Lion" SA          9,346,711            9,135,764        1.7
------------------------------------------------------------------------------------------------------------------
France         18,000                  Carrefour SA                   2,253,357            2,926,400        0.5
               37,000                  Etablissements
                                       Economiques du Casino
                                       Guichard-Perrachon SA          3,733,510            3,894,372        0.7
               60,000                  Pinault-Printemps-Redoute SA  10,334,371           10,388,088        1.9
                                                                   -----------------------------------------------
                                                                     16,321,238           17,208,860        3.1
------------------------------------------------------------------------------------------------------------------
Germany        22,000                  Metro AG                       1,429,343            1,261,139        0.2
               80,000                  Metro AG (Preferred)           3,214,778            2,554,794        0.5
                                                                   -----------------------------------------------
                                                                      4,644,121            3,815,933        0.7
------------------------------------------------------------------------------------------------------------------
Netherlands   140,000                  Hagemeyer NV                   4,577,311            3,473,253        0.6
------------------------------------------------------------------------------------------------------------------
United        860,000                  Safeway PLC                    4,211,587            3,564,946        0.6
Kingdom     1,775,000                  Tesco PLC                      4,848,844            5,254,612        1.0
                                                                   -----------------------------------------------
                                                                      9,060,431            8,819,558        1.6
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in
                                       Merchandising                 43,949,812           42,453,368        7.7
------------------------------------------------------------------------------------------------------------------
Metals/Non-Ferrous

United        240,000                  Rio Tinto PLC
Kingdom                                (Registered Shares)            2,877,691            4,318,810        0.8
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in
                                       Metals/Non-Ferrous             2,877,691            4,318,810        0.8
------------------------------------------------------------------------------------------------------------------
Metals--Steel

France        215,000                  Usinor SA                      3,379,612            3,325,191        0.6
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in
                                       Metals--Steel                  3,379,612            3,325,191        0.6
------------------------------------------------------------------------------------------------------------------
Multi-Industry

United        665,000                  Invensys PLC                   3,298,392            3,392,346        0.6
Kingdom
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in
                                       Multi-Industry                 3,298,392            3,392,346        0.6
------------------------------------------------------------------------------------------------------------------


               August 31, 1999  (10)  Mercury Pan-European Growth Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                        In US Dollars
                                                                   -----------------------------------------------
                                                                                                        Percent of
           Shares Held                 Investments                      Cost                Value       Net Assets
------------------------------------------------------------------------------------------------------------------
Telecommunications

Germany       125,000                  Deutsche Telekom AG         $  3,993,610         $  5,529,229        1.0%
               71,000                  Mannesmann AG                  7,978,605           10,883,422        2.0
                                                                   -----------------------------------------------
                                                                     11,972,215           16,412,651        3.0
------------------------------------------------------------------------------------------------------------------
Greece        140,000                  Hellenic Telecommunications
                                       Organization SA (OTE)          3,253,337            2,900,521        0.5
------------------------------------------------------------------------------------------------------------------
Italy       1,530,000                  Telecom Italia Mobile
                                       (TIM) SpA                      5,741,209            5,297,925        1.0
              925,000                  Telecom Italia SpA
                                       (Registered)                   5,189,490            5,292,752        1.0
                                                                   -----------------------------------------------
                                                                     10,930,699           10,590,677        2.0
------------------------------------------------------------------------------------------------------------------
Netherlands   170,000                  Libertel NV                    3,377,638            3,230,442        0.6
------------------------------------------------------------------------------------------------------------------
Portugal       25,000                  Telecel-Comunicacoes
                                       Pessoais, SA                   3,223,514            3,225,164        0.6
------------------------------------------------------------------------------------------------------------------
Spain         525,000                  Telefonica SA                  7,640,269            8,369,062        1.5
------------------------------------------------------------------------------------------------------------------
United        500,000                  British Telecommunications
Kingdom                                PLC                            7,146,789            7,655,926        1.4
              595,000                  Cable & Wireless
                                       Communications PLC             5,281,541            6,209,132        1.1
              370,000                  Vodafone AirTouch PLC          6,896,056            7,454,767        1.3
                                                                   -----------------------------------------------
                                                                     19,324,386           21,319,825        3.8
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in
                                       Telecommunications            59,722,058           66,048,342       12.0
------------------------------------------------------------------------------------------------------------------
Utilities--Electric & Gas

Belgium        17,000                  Electrabel SA                  6,246,929            5,676,604        1.0
------------------------------------------------------------------------------------------------------------------
Germany       100,000                  Veba AG                        5,386,035            6,365,871        1.2
------------------------------------------------------------------------------------------------------------------
Spain         210,000                  Endesa SA                      5,593,093            4,212,243        0.8
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in
                                       Utilities--Electric & Gas     17,226,057           16,254,718        3.0
------------------------------------------------------------------------------------------------------------------

          Face Amount                    Short-Term Securities
------------------------------------------------------------------------------------------------------------------
Com-     US$2,022,000                  General Motors Acceptance
mercial                                Corp., 5.56% due 9/01/1999     2,022,000            2,022,000        0.4
Paper*
------------------------------------------------------------------------------------------------------------------
                                       Total Investments in
                                       Short-Term Securities          2,022,000            2,022,000        0.4
------------------------------------------------------------------------------------------------------------------
                                       Total Investments           $533,344,963          549,909,662       99.7
                                                                   ============
                                       Other Assets Less
                                       Liabilities                                         1,383,714        0.3
                                                                                        -----------------------
                                       Net Assets                                       $551,293,376      100.0%
                                                                                        =======================
------------------------------------------------------------------------------------------------------------------

* Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Portfolio.
(a)   The rights may be exercised until 9/21/1999.


               August 31, 1999  (11)  Mercury Pan-European Growth Fund

PORTFOLIO INFORMATION

WORLDWIDE INVESTMENTS AS OF AUGUST 31, 1999
================================================================================

Ten Largest                                                         Percent of
Equity Holdings                                                     Net Assets
--------------------------------------------------------------------------------
BP Amoco PLC                                                            3.3%
--------------------------------------------------------------------------------
Bayer AG                                                                2.9
--------------------------------------------------------------------------------
Novartis AG (Registered Shares)                                         2.5
--------------------------------------------------------------------------------
Siemens AG                                                              2.4
--------------------------------------------------------------------------------
Vivendi                                                                 2.3
--------------------------------------------------------------------------------
Shell Transport & Trading Company                                       2.3
--------------------------------------------------------------------------------
Glaxo Wellcome PLC                                                      2.0
--------------------------------------------------------------------------------
Mannesmann AG                                                           2.0
--------------------------------------------------------------------------------
Nokia Oyj                                                               1.9
--------------------------------------------------------------------------------
Pinault-Printemps-Redoute SA                                            1.9
--------------------------------------------------------------------------------

                                                                    Percent of
Ten Largest Industries                                              Net Assets
--------------------------------------------------------------------------------
Banking                                                                13.6%
--------------------------------------------------------------------------------
Telecommunications                                                     12.0
--------------------------------------------------------------------------------
Health & Personal Care                                                  8.4
--------------------------------------------------------------------------------
Energy Sources                                                          8.4
--------------------------------------------------------------------------------
Business/Public Services                                                7.8
--------------------------------------------------------------------------------
Merchandising                                                           7.7
--------------------------------------------------------------------------------
Electrical & Electronics                                                7.4
--------------------------------------------------------------------------------
Insurance                                                               7.2
--------------------------------------------------------------------------------
Chemicals                                                               4.2
--------------------------------------------------------------------------------
Food & Household Products                                               4.0
--------------------------------------------------------------------------------

GEOGRAPHIC ALLOCATION
================================================================================

As a Percentage of Net Assets as of August 31, 1999

   [THE FOLLOWING TABLE WAS DEPICTED AS A PIE CHART IN THE PRINTED MATERIAL.]

                            Belgium              4.8%
                            Finland              1.9%
                            France              17.1%
                            Germany             15.2%
                            Italy                5.0%
                            Netherlands          6.7%
                            Spain                4.0%
                            Sweden               3.7%
                            Switzerland         10.0%
                            United Kingdom      28.5%
                            Cash Equivalent      0.7%
                            Other                2.4%*

*     Includes Austria, Portugal, Greece and Ireland.


               August 31, 1999  (12)  Mercury Pan-European Growth Fund

PORTFOLIO INFORMATION (CONCLUDED)

PORTFOLIO CHANGES FOR THE QUARTER ENDED AUGUST 31, 1999
================================================================================

Additions
--------------------------------------------------------------------------------
  ABB Ltd.
--------------------------------------------------------------------------------
  Atos SA
--------------------------------------------------------------------------------
  Cimenteries CBR Cementbedrijven
--------------------------------------------------------------------------------
* Clariant AG (Registered)
--------------------------------------------------------------------------------
  Compagnie Financiere de Paribas (CFP)
--------------------------------------------------------------------------------
  ENI SpA
--------------------------------------------------------------------------------
* Freeserve PLC
--------------------------------------------------------------------------------
* Gucci Group NV
--------------------------------------------------------------------------------
  Invensys PLC
--------------------------------------------------------------------------------
* Investor AB `B'
--------------------------------------------------------------------------------
  Libertel NV
--------------------------------------------------------------------------------
* Monte dei Paschi di Siena
--------------------------------------------------------------------------------
* Sogecable SA
--------------------------------------------------------------------------------
  Telecel-Comunicacoes Pessoais, SA
--------------------------------------------------------------------------------
* Telefonica Publicidad e Informacion, SA
--------------------------------------------------------------------------------
* VNU NV
--------------------------------------------------------------------------------

Deletions
--------------------------------------------------------------------------------
  Bank Austria AG
--------------------------------------------------------------------------------
* Clariant AG (Registered)
--------------------------------------------------------------------------------
  Credit Commercial de France
--------------------------------------------------------------------------------
* Freeserve PLC
--------------------------------------------------------------------------------
* Gucci Group NV
--------------------------------------------------------------------------------
  Guilbert SA
--------------------------------------------------------------------------------
  Heidelberger Zement AG
--------------------------------------------------------------------------------
  Independent Newspapers PLC
--------------------------------------------------------------------------------
* Investor AB 'B'
--------------------------------------------------------------------------------
* Monte dei Paschi di Siena
--------------------------------------------------------------------------------
  Orange PLC
--------------------------------------------------------------------------------
  PizzaExpress PLC
--------------------------------------------------------------------------------
  Societe Europeenne des Satellites
--------------------------------------------------------------------------------
* Sogecable SA
--------------------------------------------------------------------------------
  Swisscom AG (Registered Shares)
--------------------------------------------------------------------------------
  Tecnost SpA
--------------------------------------------------------------------------------
* Telefonica Publicidad e Informacion, SA
--------------------------------------------------------------------------------
  VA Technologie AG
--------------------------------------------------------------------------------
* VNU NV
--------------------------------------------------------------------------------
  Volkswagen AG
--------------------------------------------------------------------------------
* Added and deleted in the same quarter.
--------------------------------------------------------------------------------


               August 31, 1999  (13)  Mercury Pan-European Growth Fund

OFFICERS AND DIRECTORS

Jeffrey M. Peek, Director and President
David O. Beim, Director
James T. Flynn, Director
W. Carl Kester, Director
Karen P. Robards, Director
Terry K. Glenn, Director and Executive Vice President
Peter John Gibbs, Senior Vice President
Donald C. Burke, Vice President and Treasurer
Robert E. Putney, III, Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


               August 31, 1999  (14)  Mercury Pan-European Growth Fund

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Fund seeks long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located in Europe. The Fund will seek to achieve its objective by investing all of its assets in Mercury Master Pan-European Growth Portfolio of Mercury Asset Management Master Trust, which has the same investment objective as the Fund. The Fund's investment experience will correspond to the investment experience of the Portfolio.

EMercury Pan-European Growth Fund of
Mercury Asset Management Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLE LOGO] Printed on post-consumer recycled paper             MERCPAN--8/99